POST BALANCE SHEET EVENTS - Schedule of fair value of total net assets acquired (Details) - Acquisition of the CGM assets [Member] $ in Thousands	Jan. 31, 2024 USD ($)
ASSETS ACQUIRED
Property, plant and equipment	$ 1,569
Goodwill	12,071
Other intangible assets	9,360
Financial assets	9
Total non-current assets	23,009
Inventory	1,296
Other receivables	135
Total current assets	1,431
Total assets acquired	24,440
LIABILITIES ASSUMED
Trade and other payables	50
Total current liabilities	50
Deferred tax liability	1,170
Total non-current liabilities	1,170
Total liabilities assumed	1,220
NET ASSETS ACQUIRED	$ 23,220